Loans and Allowance for Credit Losses - Summary of Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Notes And Loans Receivable [Line Items]
Balance at beginning of period	$ 88,304	$ 90,751	$ 82,268	$ 79,783	$ 79,783	$ 53,520	$ 44,269
Total provision	6,701	14,471	12,487	24,943	49,348	35,984	14,118
Total charge-offs	2,879	18,206	3,430	18,512	49,302	10,734	9,307
Total recoveries	1,089	131	1,890	933	2,439	1,013	4,440
Balance at end of period	93,215	87,147	93,215	87,147	82,268	79,783	53,520
Loans ending balance	7,740,492		7,740,492		7,457,429	6,936,831
Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Balance at beginning of period	60,007	65,119	54,688	55,824	55,824	28,930	15,856
Total provision	4,416	12,871	9,513	21,532	43,782	35,355	12,772
Total charge-offs	2,551	17,877	2,861	17,877	46,367	8,525	1,033
Total recoveries	363	22	895	656	1,449	64	1,335
Balance at end of period	62,235	60,135	62,235	60,135	54,688	55,824	28,930
Loans ending balance	4,751,808		4,751,808		4,665,222	4,539,438
Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Balance at beginning of period	10,555	9,731	10,103	8,136	8,136	7,050	12,307
Total provision	2,591	53	3,029	1,621	1,389	1,018	(2,370)
Total charge-offs						271	4,668
Total recoveries	114	20	128	47	578	339	1,781
Balance at end of period	13,260	9,804	13,260	9,804	10,103	8,136	7,050
Loans ending balance	1,150,288		1,150,288		1,072,707	895,908
Consumer
Accounts Notes And Loans Receivable [Line Items]
Balance at beginning of period	13,298	13,337	13,265	13,450	13,450	15,552	15,459
Total provision	(330)	86	(119)	141	1,506	(1,412)	2,097
Total charge-offs	161	187	402	493	2,094	1,291	3,313
Total recoveries	578	87	641	225	403	601	1,309
Balance at end of period	13,385	13,323	13,385	13,323	13,265	13,450	15,552
Loans ending balance	1,631,192		1,631,192		1,525,859	1,350,143
Small Business Lending
Accounts Notes And Loans Receivable [Line Items]
Balance at beginning of period	4,444	2,564	4,212	2,373	2,373	1,988	647
Total provision	24	1,461	64	1,649	2,671	1,023	1,619
Total charge-offs	167	142	167	142	841	647	293
Total recoveries	34	2	226	5	9	9	15
Balance at end of period	4,335	3,885	4,335	3,885	4,212	2,373	1,988
Loans ending balance	207,204		207,204		193,641	151,342
ACI Loans
Accounts Notes And Loans Receivable [Line Items]
Total provision	(598)	(1,372)	(936)	(3,394)	(3,468)	(5,900)	(6,023)
Total charge-offs			39		1,092	158	5,053
Total recoveries	836	33	848	65	504	589	3,664
Allowance for credit losses, collectively evaluated for impairment	9,727	10,722	9,727	10,722	10,043	13,834	17,917
Allowance for credit losses, individually evaluated for impairment	424	283	424	283	235	500	1,886
Loans collectively evaluated for impairment	274,237		274,237		301,769	382,254
Loans individually evaluated for impairment	19,061		19,061		22,513	51,890
Loans ending balance	293,298		293,298		324,282	434,144
ACI Loans | Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Total provision	(46)	(174)	(183)	(2,140)	(2,073)	(1,536)	(1,931)
Total charge-offs			39			9
Total recoveries	246	10	246	13	20	16	1,333
Allowance for credit losses, collectively evaluated for impairment	1	102	1	102	176	2,062	2,528
Allowance for credit losses, individually evaluated for impairment	199		199			168	1,229
Loans collectively evaluated for impairment	24,335		24,335		26,276	41,175
Loans individually evaluated for impairment	10,296		10,296		11,772	20,818
Loans ending balance	34,631		34,631		38,047	61,993
ACI Loans | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total provision	203	(334)	318	(113)	(904)	(966)	(2,901)
Total charge-offs						123	4,668
Total recoveries	112	20	121	47	474	331	1,719
Allowance for credit losses, collectively evaluated for impairment	3,086	3,019	3,086	3,019	2,652	3,084	3,577
Allowance for credit losses, individually evaluated for impairment	7		7		3		266
Loans collectively evaluated for impairment	81,703		81,703		87,825	105,605
Loans individually evaluated for impairment	8,765		8,765		10,345	28,890
Loans ending balance	90,468		90,468		98,170	134,495
ACI Loans | Consumer
Accounts Notes And Loans Receivable [Line Items]
Total provision	(755)	(864)	(1,071)	(1,141)	(491)	(3,398)	(1,191)
Total charge-offs					1,092	26	385
Total recoveries	478	3	481	5	10	242	612
Allowance for credit losses, collectively evaluated for impairment	6,640	7,601	6,640	7,601	7,215	8,688	11,812
Allowance for credit losses, individually evaluated for impairment	218	283	218	283	232	332	391
Loans collectively evaluated for impairment	168,199		168,199		187,668	235,474
Loans individually evaluated for impairment					396	2,182
Loans ending balance	168,199		168,199		188,065	237,656
ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total provision	481	22	419	5	(39)	385	1,666
Total charge-offs	74	67	232	190	367	1,001	2,749
Total recoveries	110	48	302	99	321	206	467
Allowance for credit losses, collectively evaluated for impairment	1,403	916	1,403	916	908	1,002	863
Allowance for credit losses, individually evaluated for impairment	65	61	65	61	70	61	612
Loans collectively evaluated for impairment	204,766		204,766		232,528	299,770
Loans individually evaluated for impairment	1,952		1,952		1,557	1,893
Loans ending balance	206,718		206,718		234,085	301,663
ANCI Loans | Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Total provision	578	(138)	608	(163)	(169)	31	(854)
Total charge-offs			34				190
Total recoveries	8	12	16	23	43	48	2
Allowance for credit losses, collectively evaluated for impairment	890	285	890	285	299	425	348
Loans collectively evaluated for impairment	52,789		52,789		51,694	63,716
Loans ending balance	52,789		52,789		51,694	63,716
ANCI Loans | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total provision	(40)	63	(42)	26	(85)	193	(148)
Total charge-offs						25
Total recoveries					101	8	62
Allowance for credit losses, collectively evaluated for impairment	201	253	201	253	243	227	51
Loans collectively evaluated for impairment	16,729		16,729		20,306	29,911
Loans ending balance	16,729		16,729		20,306	29,911
ANCI Loans | Consumer
Accounts Notes And Loans Receivable [Line Items]
Total provision	(68)	77	8	155	225	17	1,838
Total charge-offs	27	67	151	190	367	329	2,266
Total recoveries	75	34	104	71	168	141	388
Allowance for credit losses, collectively evaluated for impairment	55	80	55	80	94	65	259
Allowance for credit losses, individually evaluated for impairment	36	61	36	61	37	40	18
Loans collectively evaluated for impairment	125,313		125,313		151,759	195,307
Loans individually evaluated for impairment	1,605		1,605		1,168	1,434
Loans ending balance	126,918		126,918		152,927	196,741
ANCI Loans | Small Business Lending
Accounts Notes And Loans Receivable [Line Items]
Total provision	11	20	(155)	(13)	(10)	144	830
Total charge-offs	47		47			647	293
Total recoveries	27	2	182	5	9	9	15
Allowance for credit losses, collectively evaluated for impairment	257	298	257	298	272	285	205
Allowance for credit losses, individually evaluated for impairment	29		29		33	21	594
Loans collectively evaluated for impairment	9,935		9,935		8,769	10,836
Loans individually evaluated for impairment	347		347		389	459
Loans ending balance	10,282		10,282		9,158	11,295
Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Total provision	6,818	15,821	13,004	28,332	52,855	41,499	18,475
Total charge-offs	2,805	18,139	3,159	18,322	47,843	9,575	1,505
Total recoveries	143	50	740	769	1,614	218	309
Allowance for credit losses, collectively evaluated for impairment	68,437	63,832	68,437	63,832	69,407	59,883	29,095
Allowance for credit losses, individually evaluated for impairment	13,159	11,333	13,159	11,333	1,605	4,503	3,147
Loans collectively evaluated for impairment	129,490		129,490		151,634	74,415
Loans individually evaluated for impairment	7,110,986		7,110,986		6,747,428	6,126,609
Loans ending balance	7,240,476		7,240,476		6,899,062	6,201,024
Originated Loans | Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Total provision	3,884	13,183	9,088	23,835	46,024	36,860	15,557
Total charge-offs	2,551	17,877	2,788	17,877	46,367	8,516	843
Total recoveries	109		633	620	1,386
Allowance for credit losses, collectively evaluated for impairment	47,991	48,459	47,991	48,459	52,615	48,666	21,685
Allowance for credit losses, individually evaluated for impairment	13,154	11,289	13,154	11,289	1,598	4,503	3,140
Loans collectively evaluated for impairment	128,502		128,502		150,658	74,111
Loans individually evaluated for impairment	4,535,886		4,535,886		4,424,822	4,339,618
Loans ending balance	4,664,388		4,664,388		4,575,481	4,413,729
Originated Loans | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total provision	2,428	324	2,753	1,708	2,378	1,791	679
Total charge-offs						123
Total recoveries	2		7		3
Allowance for credit losses, collectively evaluated for impairment	9,966	6,532	9,966	6,532	7,205	4,825	3,156
Loans individually evaluated for impairment	1,043,091		1,043,091		954,231	731,502
Loans ending balance	1,043,091		1,043,091		954,231	731,502
Originated Loans | Consumer
Accounts Notes And Loans Receivable [Line Items]
Total provision	493	873	944	1,127	1,772	1,969	1,450
Total charge-offs	134	120	251	303	635	936	662
Total recoveries	25	50	56	149	225	218	309
Allowance for credit losses, collectively evaluated for impairment	6,436	5,254	6,436	5,254	5,687	4,325	3,065
Allowance for credit losses, individually evaluated for impairment		44		44			7
Loans collectively evaluated for impairment	290		290		426	304
Loans individually evaluated for impairment	1,335,785		1,335,785		1,184,442	915,442
Loans ending balance	1,336,075		1,336,075		1,184,867	915,746
Originated Loans | Small Business Lending
Accounts Notes And Loans Receivable [Line Items]
Total provision	13	1,441	219	1,662	2,681	879	789
Total charge-offs	120	142	120	142	841
Total recoveries	7		44
Allowance for credit losses, collectively evaluated for impairment	4,044	$ 3,587	4,044	$ 3,587	3,900	2,067	$ 1,189
Allowance for credit losses, individually evaluated for impairment	5		5		7
Loans collectively evaluated for impairment	698		698		550
Loans individually evaluated for impairment	196,224		196,224		183,933	140,047
Loans ending balance	$ 196,922		$ 196,922		$ 184,483	$ 140,047